Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Investment properties, net	$ 69,977,731	$ 45,323,497	$ 34,229,888
Cash	2,573,087	1,327,424	263,002
Restricted cash	1,634,731	2,793,372
Rent and other receivables, net of allowance of $0 and $15,194, as of September 30, 2019 and December 31, 2018, respectively	91,668	108,478	122,017
Unbilled rent	438,745	259,216	51,784
Security Deposit		71,022	54,119
Advance deposits	0	423,747
Escrows and operating property reserves		719,588	406,401
Property capital reserves		2,002,762	2,571,325
Intangible assets, net	4,263,530	2,585,834	2,259,904
Interest rate caps, at fair value	8,493	126,797	83,436
Prepaid expenses	134,828	158,687	50,802
Other assets	180,100	0
Total Assets	79,302,913	53,107,052	40,092,678
LIABILITIES
Accounts payable and accrued liabilities	1,365,328	826,336	1,113,117
Intangible liabilities, net	1,336,298	439,726	300,724
Line of credit, short term, net	1,975,000
Notes payable, short term			1,500,000
Related party notes payable, short term	183,000		677,538
Mortgages payable, net	51,942,387	33,236,397
Total Liabilities	56,802,013	34,502,459	28,010,647
EQUITY
Preferred stock, $.01 par value, 250,000,000 shares authorized, none issued and outstanding
Common stock, $.01 par value, 750,000,000 shares authorized, 4,500,144 and 2,321,582 shares issued and outstanding at Common stock September 30, 2019 and December 31, 2018, respectively	45,001	23,216	11,480
Additional paid-in capital	31,702,347	22,077,827	11,086,897
Offering costs	(2,909,155)	(1,835,291)	(912,060)
Accumulated deficit	(9,104,410)	(5,229,760)	(1,398,222)
Total Shareholders' Equity	19,733,783	15,035,992	8,788,095
Noncontrolling interests - Operating Partnership	861,017	950,627	1,082,591
Total Equity	22,500,900	18,604,593	12,082,031
Total Liabilities and Equity	79,302,913	53,107,052	40,092,678
Hampton Inn Property
EQUITY
Noncontrolling interests	1,345,662	2,009,031	2,211,345
Total Equity		2,009,031	$ 2,211,345
Hanover Square Property
EQUITY
Noncontrolling interests	$ 560,438	608,943
Total Equity		$ 608,943